Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	May 31, 2019 MXN ($)	Apr. 29, 2019 MXN ($) $ / shares	May 30, 2018 MXN ($)	Apr. 23, 2018 MXN ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MXN ($) shares	Jul. 07, 2020 MXN ($)	Dec. 31, 2019 MXN ($) shares	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 shares
Dividends
Dividends approved		$ 1,600,000		$ 1,600,000
Dividends per share | $ / shares		$ 4.0633		$ 4.0633
Dividends paid	$ 1,598,680		$ 1,598,680
Period during which tax on dividend distributions and interim payments can be credited against income tax					2 years
Equity reserves
Reserve for repurchase of shares		$ 1,500,000		$ 1,466,000	$ 75,344	$ 1,500,000	$ 1,500,000	$ 1,257,454	$ 1,466,016
Contributed Capital					$ 15,110	300,822		301,739	303,394
Transfer to capital redemption reserve		$ 33,984
Percentage of annual net profits required to be reserved to legal reserve fund					5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund					20.00%
Legal reserve fund not available for distribution						60,729			61,689
Series B Class I
Equity reserves
Number of treasury shares cancelled | shares					3,659,417
Cancellation of treasury shares					$ 2,822
Contributed Capital						$ 262,447		$ 265,269	$ 265,269
Number of Shares, outstanding | shares					340,345,556	340,345,556		344,004,973	344,004,973
Series BB Class I
Equity reserves
Contributed Capital						$ 38,375		$ 38,375	$ 38,375
Number of Shares, outstanding | shares					49,766,000	49,766,000		49,766,000	49,766,000
Common stock
Equity reserves
Contributed Capital					$ 300,822			$ 301,739	$ 303,394
Number of Shares, outstanding | shares					390,111,556	390,111,556		391,300,815	393,446,466	393,446,466